Capital adequacy (Tables)	12 Months Ended
Dec. 31, 2020
Capital adequacy
Schedule of capital adequacy

	December 31, 2020	December 31, 2019
Capital ratios	percent[1]	percent[1]
Common Equity Tier 1 capital ratio	21.8	20.6
Tier 1 capital ratio	21.8	20.6
Total capital ratio	21.8	20.6
1

Capital ratios excl. of buffer requirements are the quotients of the relevant capital measure and the total risk exposure amount. See tables Own funds - adjusting items and Minimum capital requirements exclusive of buffer.

	December 31, 2020		December 31, 2019
Buffers requirement	Skr mn	percent[1]	Skr mn	percent[1]
Institution specific Common-Equity Tier 1 capital requirement incl. of buffers	6,271	7.0	7,890	8.9
of which minimum Common Equity Tier 1 requirements[2]	4,014	4.5	3,990	4.5
of which Capital conservation buffer	2,230	2.5	2,216	2.5
of which Countercyclical buffer	27	0.0	1,684	1.9
of which Systemic risk buffer	—	—	—	—
Common Equity Tier 1 capital available as a buffer[3]	12,310	13.8	11,171	12.6
1	Expressed as a percentage of total risk exposure amount.
2

The minimum requirements according to CRR (Regulation (EU) No 575/2013 of the European Parliament and of the Council of June 26, 2013 on prudential requirements for credit institutions and investment firms and amending Regulation (EU) No 648/2012) have fully come into force in Sweden without regard to the transitional period. The minimum requirements are 4.5 percent, 6.0 percent and 8.0 percent related to Common Equity Tier 1 capital, Tier 1 capital and total Own Funds respectively.

3

Common Equity Tier 1 capital ratio as reported less the minimum requirement of 4.5 percent and less 3.5 percent, consisting of Common Equity Tier 1 capital used to meet the Tier 1 and Tier 2 requirements, since SEK do not have any Additional Tier 1 or Tier 2 capital.

	December 31, 2020		December 31, 2019
Total capital requirement including buffers	Skr mn	percent[1]	Skr mn	percent[1]
Total CRR capital requirement[2]	9,393	10.5	10,993	12.4
Total FSA capital requirement[3]	13,773	14.7	15,606	16.4
1	Expressed as a percentage of total risk exposure amount.
2	The requirement includes the minimum requirement of 8 percent, the capital conservation buffer and the countercyclical buffer. Expressed as a percentage of total risk exposure amount.
3

The requirement includes the minimum requirement of 8 percent, the capital conservation buffer and the countercyclical buffer and an additional capital requirement according to the Swedish FSA. See the additional capital requirement in the table below. Figures are calculated with one quarter lag.

Schedule of additional capital requirement

	December 31, 2020		December 31, 2019
Additional Capital requirement -according to Swedish FSA[2]	Skr mn	percent[1]	Skr mn	percent[1]
Credit-related concentration risk	2,089	2.2	2,089	2.2
Interest rate risk in the banking book	844	0.9	844	0.9
Pension risk	11	0.0	11	0.0
Other Pillar 2 capital requirements	936	1.0	936	1.0
Capital planning buffer	—	—	—	—
Total Additional Capital requirement according to Swedish FSA	3,880	4.1	3,880	4.1
1	Expressed as a percentage of total risk exposure amount.
2	Figures are calculated with one quarter lag.

Schedule of own funds

	Parent Company
	December 31,	December 31,
Skr mn	2020	2019
Share capital[1]	3,990	3,990
Retained earnings	14,856	12,829
Accumulated other comprehensive income and other reserves[2]	292	245
Independently reviewed profit net of any foreseeable charge or dividend	694	1,766
Common Equity Tier 1 (CET1) capital before regulatory adjustments	19,832	18,830
Additional value adjustments due to prudent valuation	-306	-445
Intangible assets	-98	-56
Gains or losses on liabilities valued at fair value resulting from changes in own credit -standing	77	93
Negative amounts resulting from the calculation of expected loss amounts	-55	-115
Total regulatory adjustments to Common Equity Tier 1 capital	-382	-523
Total Common Equity Tier 1 capital	19,450	18,307
Additional Tier 1 capital	—	—
Total Tier 1 capital	19,450	18,307
Tier 2-eligible subordinated debt	—	—
Credit risk adjustments[2]	—	—
Total Tier 2 capital	—	—
Total Own funds	19,450	18,307
1	For a detailed description of the instruments constituting share capital, see note 22.
2

The expected loss amount calculated under the IRB approach is a gross deduction from own funds. The gross deduction is decreased by impairment related to exposures for which expected loss is calculated. Excess amounts of such impairment will increase own funds. This increase is limited to 0.6 percent of SEK’s risk exposure amount under the IRB approach related to exposures to central governments, corporates and financial institutions. As of December 31, 2020, the limitation rule had no effect (year end 2019: no effect).

Schedule of minimum capital requirements exclusive of buffers

	Parent Company
	December 31, 2020			December 31, 2019
		Risk	Min.		Risk	Min.
		exposure	capital		exposure	capital
Skr mn	EAD[1]	amount	requirement	EAD[1]	amount	requirement
Credit risk, standardized approach
Corporates	2,245	2,245	180	2,367	2,367	189
Total credit risk, standardized approach	2,245	2,245	180	2,367	2,367	189
Credit risk, IRB approach
Central governments	192,077	9,684	775	172,148	8,816	705
Financial institutions[2]	30,661	6,764	541	45,437	10,802	864
Corporates[3]	117,415	63,766	5,101	110,592	60,068	4,806
Non-credit-obligation assets	163	163	13	152	152	12
Total credit risk IRB approach	340,316	80,377	6,430	328,329	79,838	6,387
Credit valuation adjustment risk	n.a.	2,284	183	n.a.	2,534	203
Foreign exchange risk	n.a.	664	52	n.a.	695	56
Commodity risk	n.a.	7	1	n.a.	9	1
Operational risk	n.a.	3,625	290	n.a.	3,214	257
Total	342,561	89,202	7,136	330,696	88,657	7,093
1	Exposure at default (EAD) shows the size of the outstanding exposure at default.
2

Of which counterparty risk in derivative contracts: EAD Skr 5,535million (year-end 2019: Skr 5,613 million), Risk exposure amount of Skr 1,908 million (year-end 2019: Skr 1,980 million) and Capital requirement of Skr 153 million (year-end 2019: Skr 158 million).

3

Of which related to Specialized lending: EAD Skr 3,847 million (year-end 2019: Skr 3,646 million), Risk exposure amount of Skr 2,739 million (year-end 2019: Skr 2,352 million) and Capital requirement of Skr 219 million (year-end 2019: Skr 188 million).

Schedule of credit risk by PD grade

	December 31, 2020					December 31, 2019
	AAA	A+					A+	BBB+
	to AA-	to A–	BBB+	BB+ to B–	CCC to D	AAA to AA-	to A–	to BBB–	BB+ to B–	CCC to D
	0.003%–	0.02–	to BBB–	0.54–	27.27–	0.003%–	0.02–	0.12–	0.54–	27.27–
Skr mn	0.01%	0.07%	0.12–0.32%	6.80%	100%	0.01%	0.07%	0.32%	6.80%	100%
Central governments
EAD	186,722	5,287	—	68	—	166,286	5,862	—	—	—
Average PD in %	0.004	0.05	—	4.14	—	0.004	0.05	—	—	—
Average LGD in %	45.0	45.0	—	45.0	—	45.0	45.0	—	—	—
Average risk weight in %	4.6	20.0	—	149.5	—	4.6	19.8	—	—	—

	December 31, 2020					December 31, 2019
		A+					A+
	AAA	to A–	BBB+	BB+ to B–	CCC to D	AAA	to A–	BBB+	BB+ to B–	CCC to D
	to AA- 0.01%-	0.06–	to BBB–	0.50–	28.91–	to AA-	0.06–	to BBB–	0.50–	28.91–
Skr mn	0.04%	0.11%	0.16–0.32%	8.27%	100%	0.01%–0.04%	0.11%	0.16–0.32%	8.27%	100%
Financial institutions
EAD	12,742	15,896	1,984	38	—	16,403	27,651	1,382	1	—
Average PD in %	0.04	0.07	0.18	0.76	—	0.04	0.08	0.22	0.54	—
Average LGD in %	36.7	35.7	45.0	45.0	—	35.3	37.1	45.0	45.0	—
Average risk weight in %	17.3	22.1	50.3	131.5	—	17.1	25.7	64.6	99.9	—
Corporates
EAD	2,302	17,929	69,263	24,063	12	5,995	19,438	58,945	22,548	20
Average PD in %	0.03	0.09	0.23	1.02	28.9	0.04	0.10	0.25	0.83	28.6
Average LGD in %	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0
Average risk weight in %	19.4	30.6	49.4	86.6	263.7	19.7	33.1	51.7	86.8	263.7

Schedule of leverage ratio

	December 31,	December 31,
Skr mn	2020	2019
Exposure measure for the leverage ratio
On-balance-sheet -exposures	297,605	288,146
Off-balance-sheet -exposures	37,162	35,856
Total exposure measure	334,767	324,002
Leverage ratio	5.8%	5.7%

Schedule of internally assessed capital adequacy

	December 31,	December 31,
Skr mn	2020	2019
Credit risk	6,121	7,337
Operational risk	203	183
Market risk	1,140	1,109
Other risks	183	203
Capital planning buffer	2,831	992
Total	10,478	9,824